DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES [Abstract]
Deferred Charges
(in thousands of $)	2011	2010
Debt arrangement fees	11,836	10,560
Accumulated amortization	(10,056)	(3,134)
	1,780	7,426